Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001670076
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	FRONTIER GROUP HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40304
Entity Tax Identification Number	46-3681866
Entity Address, Address Line One	4545 Airport Way
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80239
City Area Code	(720)
Local Phone Number	374-4550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ULCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false